SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2014
SHAREHOLDERS' EQUITY [Abstract]
Schedule of Stock Options Activity
	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2014	403,250	$1.86
Granted	75,000	$1.38
Exercised	7,078	$0.28
Expired and forfeited	114,672	$2.49

Outstanding at December 31, 2014	356,500	$1.68	2.69	$(214.36)

Vested and expected to vest	298,856	$1.68	2.66	$(205.48)

Exercisable at December 31, 2014	56,000	$0.51	2.35	$(53.87)

Schedule of Stock-based Compensation Expenses
	Year ended December 31,
	2012	2013	2014

Cost of revenues	$-	$7	$11
Research and development expenses	1	7	13
Selling and marketing	1	-	1
General and administrative expenses	39	79	59

	$41	$93	$84

Schedule of Options and Warrants
Issuance date	In connection with	Number of options granted	Options exercisable	Exercise price per share	Exercisable through

August 8, 2013	consultant	40,000	-	2.08	August 2018